Accumulated Other Comprehensive income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss), Net of Tax) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	¥ 4	¥ (207)	¥ (253)	¥ 669
Reclassification adjustment included in net income, tax	17	103	235	122
Foreign currency translation adjustments
Net unrealized gains (losses), tax	5,413	5,047	12,032	10,196
Reclassification adjustment included in net income, tax	0	(130)	(1,019)	13
Defined benefit pension plans
Net unrealized gains (losses), tax	19	(62)	86	(504)
Reclassification adjustment included in net income, tax	2	(38)	5	(77)
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	(875)	647	(2,275)	(3,157)
Reclassification adjustment included in net income, tax	¥ 2,133	¥ 2,202	¥ 4,594	¥ 4,068